GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details Textual)	9 Months Ended
Sep. 30, 2023 USD ($)
Alterg Inc [Member]
Goodwill [Line Items]
Purchase of goodwill	$ 7,500